NUVEEN NWQ GLOBAL EQUITY FUND

NUVEEN NWQ GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED JANUARY 25, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

1.	Effective February 1, 2016, James T. Stephenson will be added as a portfolio manager of Nuveen NWQ Global Equity Fund. Gregg S. Tenser will continue to serve as a portfolio manager for Nuveen NWQ Global Equity Fund.

James T. Stephenson, CFA, is a Managing Director, Portfolio Manager and Equity Analyst at NWQ Investment Management Company, LLC (“NWQ”). Prior to joining NWQ in 2006, Mr. Stephenson spent seven years at Bel Air Investment Advisors, LLC, a State Street Global Advisors Company, where he was a Managing Director and Partner. Most recently, Mr. Stephenson was Chairman of the firm’s Equity Policy Committee and the Portfolio Manager for Bel Air’s Large Cap Core and Select strategies. Previous to this, he spent five years as an Analyst and Portfolio Manager at ARCO Investment Management Company. Prior to that, he was an Equity Analyst at Trust Company of the West.

2.	Effective February 1, 2016, Thomas J. Ray will be added as a portfolio manager of Nuveen NWQ Global Equity Income Fund. James T. Stephenson will continue to serve as a portfolio manager for Nuveen NWQ Global Equity Income Fund.

Thomas J. Ray, CFA, is Managing Director, Head of Fixed Income and Portfolio Manager at NWQ. Prior to joining NWQ in 2015, he served as Chief Investment Officer, President and founding member of Inflective Asset Management (“Inflective”), a boutique investment firm specializing in convertible securities, from 2001 until 2011. From 2011 until joining NWQ in 2015, Mr. Ray was a private investor. Prior to founding Inflective, Mr. Ray served as portfolio manager at Transamerica Investment Management.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NGEQP-0116P

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED JANUARY 25, 2016

TO THE PROSPECTUS DATED OCTOBER 30, 2015

Effective February 1, 2016, Andrew C. Hwang will be added as a portfolio manager of Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund. Phyllis Thomas will continue to serve as a portfolio manager for Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund.

Andrew C. Hwang, CFA, is a Managing Director and Equity Analyst at NWQ Investment Management Company, LLC (“NWQ”). Prior to joining NWQ in 1998, Mr. Hwang spent three years with InterGlobal Financial Corporation, a boutique futures dealer, where he headed research and trading strategies. Previous to this, he spent two years as a Senior Account Executive for individual futures clients.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQ2P-0116P

NUVEEN NWQ GLOBAL EQUITY FUND

NUVEEN NWQ GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED JANUARY 25, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 2015

Effective February 1, 2016, James T. Stephenson will be added as a portfolio manager of Nuveen NWQ Global Equity Fund. Gregg S. Tenser will continue to serve as a portfolio manager for Nuveen NWQ Global Equity Fund.

Effective February 1, 2016, Thomas J. Ray will be added as a portfolio manager of Nuveen NWQ Global Equity Income Fund. James T. Stephenson will continue to serve as a portfolio manager for Nuveen NWQ Global Equity Income Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NGEQSAI-0116P

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED JANUARY 25, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 30, 2015

Effective February 1, 2016, Andrew C. Hwang will be added as a portfolio manager of Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund. Phyllis Thomas will continue to serve as a portfolio manager for Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQ2SAI-0116P